Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 93,129,060	$ 68,747,376	$ 70,706,941	$ 64,414,511
Customers	119,382,999	111,394,431
Sundry debtors	34,161,892	35,253,635
Investments in associates	2,240,627	1,854,803
Other assets	39,837,533	40,887,127
Financial liabilities, measured at fair value		(36,494,962)
Suppliers	(402,873,764)	(368,345,849)
Accounts and accrued expenses payable	(97,474,854)	(83,646,764)
Debt	(1,721,797,874)	(1,577,509,797)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, measured at fair value	(48,303,255)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, measured at fair value	11,459,651	9,926,384
Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, measured at fair value	552,356	552,355
Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	42,035,790	62,731,992
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets, measured at fair value	12,012,007	10,478,739
Cash and cash equivalents	93,129,060	68,747,376
Customers	119,382,999	111,394,431
Officials and employees	5,675,641	5,633,492
Sundry debtors	34,161,892	35,253,635
Investments in associates	2,240,627	1,854,803
Notes receivable	1,074,705	1,179,706
Other assets	9,829,558	6,109,398
Total	308,539,124	294,305,259
Financial liabilities, measured at fair value	(48,303,255)	(36,494,962)
Suppliers	(402,873,764)	(368,345,849)
Accounts and accrued expenses payable	(97,474,854)	(83,646,764)
Leases	(46,180,481)	(41,848,333)
Debt	(1,910,077,003)	(1,794,470,357)
Total	(2,456,606,102)	(2,288,311,303)
Gross carrying amount | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Suppliers	(402,873,764)	(368,345,849)
Accounts and accrued expenses payable	(97,474,854)	(83,646,764)
Leases	(46,180,481)	(41,848,333)
Debt	(1,910,077,003)	(1,794,470,357)
Total	(2,456,606,102)	(2,288,311,303)
Gross carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, measured at fair value	(48,303,255)	(36,494,962)
Gross carrying amount | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets, measured at fair value	11,459,651	9,926,384
Financial liabilities, measured at fair value	(48,303,255)	(36,494,962)
Gross carrying amount | FVTPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, measured at fair value	(48,303,255)	(36,494,962)
Gross carrying amount | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, measured at fair value	552,356	552,355
Gross carrying amount | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	93,129,060	68,747,376
Customers	119,382,999	111,394,431
Officials and employees	5,675,641	5,633,492
Sundry debtors	34,161,892	35,253,635
Investments in associates	2,240,627	1,854,803
Notes receivable	1,074,705	1,179,706
Other assets	9,829,558	6,109,398
Total	308,539,124	294,305,259
Gross carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, measured at fair value	11,459,651	9,926,384
Gross carrying amount | Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets, measured at fair value	11,459,651	9,926,384
Gross carrying amount | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, measured at fair value	552,356	552,355
Gross carrying amount | Equity instruments | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, measured at fair value	552,356	552,355
Gross carrying amount | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	43,044,642	64,132,418
Gross carrying amount | Mexican Government Bonds | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	43,044,642	64,132,418
Level 1 | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds	42,035,790	62,731,992
Level 2
Disclosure of detailed information about financial instruments [line items]
Debt	(1,721,797,874)	(1,577,509,797)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, measured at fair value	(48,303,255)	(36,494,962)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, measured at fair value	11,459,651	9,926,384
Level 2 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, measured at fair value	$ 552,356	$ 552,355